Schedule of Assets (Held at End of Year) (Unaudited) (Details) - EBP 06-1061602 002 [Member]	Dec. 31, 2025 USD ($)
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,842,490
EBP, Asset Held for Investment	$ 7,911,090